Unaudited Interim Consolidated Statements of Income/(Loss) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Revenues:
Vessel revenues	$ 50,023	$ 23,148
Commissions	(1,793)	(767)
Vessel revenue, net	48,230	22,381
Expenses:
Voyage expenses	(10,567)	(10,060)
Vessel operating expenses	(14,428)	(9,742)
Management fees	(629)	(503)
General and administration expenses	(5,296)	(3,145)
Amortization of deferred dry-docking costs	(1,354)	(1,121)
Depreciation	(6,983)	(6,187)
Operating income/(loss)	8,973	(8,377)
Other income/(expenses), net:
Interest and finance costs	(8,363)	(6,472)
Interest and finance costs - related party	0	(4,799)
Interest and other income	56	27
Foreign currency exchange losses, net	(26)	(8)
Total other expenses, net	(8,333)	(11,252)
Net income/(loss)	$ 640	$ (19,629)
Net income/(loss) per common share
Basic (in dollars per share)	$ 0.01	$ (2.05)
Diluted (in dollars per share)	$ 0.01	$ (2.05)
Weighted average common shares outstanding
Basic (in shares)	137,590,311	9,588,854
Diluted (in shares)	143,292,880	9,588,854